(2_FIDELITY_LOGOS)FIDELITY

CONVERTIBLE SECURITIES
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS    YEARS

Fidelity Convertible Securities         4.96%    9.69%    85.66%   262.11%

Merrill Lynch Convertible Securities    4.85%    9.93%    84.92%   n/a
Index

Convertible Securities Funds            6.99%    13.12%   80.61%   167.96%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch Convertible Securities Index - a market capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 50 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                   PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Fidelity Convertible Securities              9.69%    13.17%   13.73%

Merrill Lynch Convertible Securities Index   9.93%    13.08%   n/a

Convertible Securities Funds Average         13.12%   12.42%   10.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
 1987/05/31      10000.00                    10000.00
  1987/06/30      10171.95                    10209.00
  1987/07/31      10679.59                    10625.53
  1987/08/31      10919.05                    10838.04
  1987/09/30      10844.86                    10678.72
  1987/10/31       8798.11                     8670.05
  1987/11/30       8778.71                     8391.74
  1987/12/31       9024.93                     8818.88
  1988/01/31       9361.39                     9064.05
  1988/02/29       9747.33                     9480.99
  1988/03/31       9876.25                     9448.76
  1988/04/30      10066.95                     9644.35
  1988/05/31       9996.69                     9548.87
  1988/06/30      10411.87                     9916.50
  1988/07/31      10340.62                     9813.37
  1988/08/31      10187.96                     9639.67
  1988/09/30      10321.71                     9812.22
  1988/10/31      10486.86                     9936.84
  1988/11/30      10332.03                     9774.87
  1988/12/31      10459.07                    10001.64
  1989/01/31      10905.95                    10450.72
  1989/02/28      11022.99                    10448.63
  1989/03/31      11343.91                    10584.46
  1989/04/30      11764.45                    10940.10
  1989/05/31      12034.03                    11162.18
  1989/06/30      12130.67                    11080.70
  1989/07/31      12676.61                    11398.71
  1989/08/31      13091.52                    11649.49
  1989/09/30      13102.44                    11548.13
  1989/10/31      12837.30                    11183.21
  1989/11/30      13047.20                    11365.50
  1989/12/31      13207.96                    11378.00
  1990/01/31      12718.36                    10925.16
  1990/02/28      12866.38                    11069.37
  1990/03/31      13119.00                    11238.73
  1990/04/30      13015.25                    10988.11
  1990/05/31      13534.01                    11521.03
  1990/06/30      13685.13                    11507.21
  1990/07/31      13591.79                    11404.79
  1990/08/31      12693.45                    10747.88
  1990/09/30      12067.05                    10278.19
  1990/10/31      11830.67                     9893.79
  1990/11/30      12445.25                    10377.59
  1990/12/31      12825.70                    10594.49
  1991/01/31      13620.53                    11070.18
  1991/02/28      14499.66                    11731.07
  1991/03/31      14885.17                    12018.48
  1991/04/30      15055.71                    12139.87
  1991/05/31      15567.31                    12499.21
  1991/06/30      15271.73                    12150.48
  1991/07/31      15887.52                    12612.20
  1991/08/31      16491.00                    13082.63
  1991/09/30      16766.28                    13059.08
  1991/10/31      17488.22                    13247.13
  1991/11/30      16741.39                    12927.88
  1991/12/31      17794.05                    13678.99
  1992/01/31      18692.21                    14057.90
  1992/02/29      19304.00                    14422.00
  1992/03/31      18978.45                    14302.29
  1992/04/30      19136.17                    14465.34
  1992/05/31      19504.17                    14728.61
  1992/06/30      19387.79                    14659.38
  1992/07/31      19918.60                    15062.52
  1992/08/31      19533.77                    14967.62
  1992/09/30      19999.10                    15266.98
  1992/10/31      20467.93                    15303.62
  1992/11/30      21124.30                    15745.89
  1992/12/31      21712.22                    16095.45
  1993/01/31      22438.28                    16597.63
  1993/02/28      22047.32                    16662.36
  1993/03/31      23144.46                    17272.20
  1993/04/30      23356.02                    17268.75
  1993/05/31      23934.28                    17570.95
  1993/06/30      23906.88                    17737.87
  1993/07/31      24148.94                    17920.57
  1993/08/31      24718.49                    18411.60
  1993/09/30      25005.65                    18619.65
  1993/10/31      25580.49                    19059.07
  1993/11/30      25336.18                    18771.28
  1993/12/31      25574.35                    19081.01
  1994/01/31      26211.77                    19628.63
  1994/02/28      25792.00                    19316.54
  1994/03/31      24663.00                    18528.42
  1994/04/30      24254.30                    18191.20
  1994/05/31      24159.99                    18231.22
  1994/06/30      24141.80                    18025.21
  1994/07/31      24571.77                    18533.52
  1994/08/31      25877.59                    18898.63
  1994/09/30      25715.97                    18564.13
  1994/10/31      25877.20                    18723.78
  1994/11/30      25200.04                    18044.10
  1994/12/31      25125.29                    18181.24
  1995/01/31      25125.29                    18157.60
  1995/02/28      25648.73                    18751.36
  1995/03/31      26406.70                    19246.39
  1995/04/30      27001.60                    19683.29
  1995/05/31      27299.04                    20263.94
  1995/06/30      27981.87                    21001.55
  1995/07/31      28716.04                    21747.11
  1995/08/31      29049.75                    21975.45
  1995/09/30      29601.14                    22302.89
  1995/10/31      28877.11                    21618.19
  1995/11/30      29735.84                    22370.50
  1995/12/31      29994.70                    22493.54
  1996/01/31      30605.39                    22990.64
  1996/02/29      31342.22                    23609.09
  1996/03/31      31742.95                    23807.41
  1996/04/30      32486.64                    24362.12
  1996/05/31      33012.67                    24905.40
  1996/06/30      32647.52                    24315.14
  1996/07/31      31108.58                    23366.85
  1996/08/31      31969.66                    24236.10
  1996/09/30      32667.53                    24868.66
  1996/10/31      33056.21                    25022.84
  1996/11/30      34499.88                    25100.91
  1996/12/31      34507.70                    24819.78
  1997/01/31      35627.83                    25609.05
  1997/02/28      34959.68                    25475.89
  1997/03/31      33746.25                    24948.54
  1997/04/30      34223.22                    25200.52
  1997/05/30      36210.64                    26367.30
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Convertible Securities Fund on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $36,211 - a 262.11% increase on the initial investment. For comparison, look at how the First Boston Convertible Securities Index - a market capitalization weighted index of over 250 convertible bonds and preferred stocks - did over the same period. (The Merrill Lynch Convertible Securities Index does not extend as far back as the fund's start date, and therefore is not appropriate for this comparison.) With dividends reinvested, the same $10,000 investment in the First Boston Convertible Securities Index would have grown to $26,367 - a 163.67% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your shares
during a market downturn,
you might lose money. But if
you can ride out the market's
ups and downs, you may have
a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Effective July 1, 1997, after the period ended, David Felman (right) became Portfolio Manager of Fidelity Convertible Securities Fund. The following is an interview with Stephen DuFour (left), who managed the fund during most of the period covered by this report, and David Felman, who discusses his outlook and provides additional comments.
Q. STEVE, HOW DID THE FUND PERFORM?
S.D. The fund performed in line with the index but underperformed its competitors. The fund returned 4.96% over the six-month period and 9.69% over the one-year period ending May 31, 1997. This compares to the Merrill Lynch Convertible Securities Index, which had total returns of 4.85% over the past six months and 9.93% over the past year. The average convertible securities fund returned 6.99% and 13.12% over the same periods, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM ITS PEER GROUP OVER THE PAST SIX MONTHS? S.D. Early in the period, I moved the fund's investments out of several areas that were not performing well - such as securities in the lower credit quality lending industry and tobacco companies such as RJR Nabisco - and into securities that I knew very well. This approach began paying off over the last few months of the period, which helped the fund beat the index. However, it hurt the fund's performance during the early part of 1997. That's because the convertible securities market is less liquid than the regular stock market. When you buy convertibles, there are transaction costs to get in and to get out. So, for several months the fund incurred some high transaction costs, while we were adjusting the portfolio, which affected its overall performance. In addition, I had more sell ideas than buy ideas during the period, so I ended up holding relatively high levels of cash while I was looking for the right securities to buy. This resulted in a lower return over the period than if the fund had been fully invested. At the end of the period, the fund's cash levels, while still high, were beginning to drop and the fund looked well-positioned for future growth.
Q. YOU MENTIONED THAT SOME CONVERTIBLE SECURITIES IN THE FINANCIAL INDUSTRY DID POORLY IN THE EARLY PART OF THIS PERIOD. WHY DID THESE SECURITIES TURN IN A WEAK PERFORMANCE WHEN MOST FINANCIAL STOCKS DID WELL?
S.D. Financial convertible securities typically have lower credit ratings than common stocks in that industry, and they tend not to perform as well as established banks such as Citibank. In addition, there were two major bankruptcies/frauds in February that negatively affected several financial convertible securities. Some fund holdings, including Cityscape, a top 10 holding six months ago that I no longer hold, were hit hard.
Q. WHAT ABOUT TOBACCO COMPANIES?
S.D. As I also mentioned, the fund was somewhat hurt early in the period by its holding in RJR Nabisco. The stock of RJR Nabisco, the owner of a tobacco company, was negatively affected by fears of pending litigation against that industry.
Q. HOW HAVE YOU POSITIONED THE FUND SINCE YOU TOOK OVER AT THE BEGINNING OF
1997?
S.D. While I know some sectors - such as media and retail - very well and may have favored them somewhat, my goal has been to select strong individual securities and to focus on buying the best companies at the most attractive prices. Each convertible security is a story unto itself, and I was trying to learn as many of these stories as I could. I do my own fund research, meet each company's management team and check my opinions with the prevailing thought on Wall Street. Then, I tend to own larger positions in individual names so I can get a payoff for all my work. Ultimately, my goal was to invest in established companies that I knew very, very well. A good example of one of these companies is top 10 fund holding Home Depot. This company has done a great job growing sales as well as earnings over the past five to 10 years even when the market thought its growth would end.
Q. OVER THE PAST SIX MONTHS, NEARLY ALL OF THE FUND'S TOP 10 HOLDINGS HAVE CHANGED. WHAT ARE SOME OF THE NEW HOLDINGS THAT HELPED THE FUND OVER THE PERIOD?
S.D. I just mentioned Home Depot. Another excellent company was Worldcom, the fund's largest holding at the end of the period. This uniquely positioned telephone company, which provides telephone and Internet services to businesses, is growing its cash flow well above 30% a year. Another top 10 holding that performed well was refining and marketing company Tosco. This company has done a good job of acquiring assets in the U.S. The fund also benefited from holding Time Warner because it appeared that the company was starting to focus on financial returns for the first time in the past six to seven years. Ted Turner, a new management player, has started to look closely at the cost structure, a strategy not favored by prior management.
Q. DO YOU HAVE ANY REGRETS OVER THE PERIOD?
S.D. Sure. I wish I had been able to invest the fund's relatively high cash level more quickly. As I mentioned, I found more opportunities to sell than buy convertible securities over the period. Still, I wish I could have bought the quality names I wanted earlier.
Q. TURNING TO YOU, DAVID, HOW DO YOU THINK THE FUND LOOKS GOING FORWARD? D.F. My strategy will be to pick the best companies at the best valuations. Over time, the fund may look like it's positioned bearishly or, on the other hand, bullishly based on the amount of convertible securities I hold that behave like equities or bonds, but that isn't a conscious effort.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high total return
through a combination of
current income and capital
appreciation by investing
mainly in securities that are
convertible into common
stock
FUND NUMBER: 308
TRADING SYMBOL: FCVSX
START DATE: January 5, 1987
SIZE: as of May 31, 1997,
more than $1 billion
MANAGER: David Felman,
since July 1997; manager,
Fidelity Select
Telecommunications
Portfolio, 1994-1996;
Fidelity Select Chemicals
Portfolio, January 1995-July
1995; joined Fidelity in 1993
(checkmark)
DAVID FELMAN ON CONVERTIBLE
SECURITIES THAT ACT LIKE
EQUITIES OR BONDS:
"Brokerage firms have come
up with dozens of different
kinds of convertible securities,
most of which are bonds, all
with unique names. But no
matter how complicated they
seem, they all share the same
underlying principle: All
convertible debt securities are
basically bonds that have an
option to be converted to
common stock. In previous
reports, we've discussed that
sometimes convertible
securities behave like equities
and sometimes like bonds.
Whether a convertible security
is equity-like or bond-like is
based on the performance and
price of the underlying stock of
the company. Convertible
securities that are issued by
companies whose underlying
stocks perform well tend to
trade more on the option
value than on the bond value.
That is to say, they trade more
like equities. On the other
hand, convertible securities of
companies whose stock does
not do well start to trade like
bonds.
"Depending on how bullish or
bearish you are, you can buy a
particular convertible security
that is 100% equity-like, 100%
bond-like or something in the
middle. During the past
six-month period, the fund was
positioned somewhat toward
equity-like convertibles in
order to own more quality
names. As I've noted,
convertible securities of
poorer-quality companies
tend to behave more like
bonds than equities."
INVESTMENT CHANGES


TOP TEN INVESTMENTS AS OF MAY 31, 1997
                                              % OF FUND'S    % OF FUND'S
                                              INVESTMENTS    INVESTMENTS
                                                             IN THESE STOCKS
                                                             6 MONTHS AGO

Worldcom, Inc. 8% depositary shares           4.9            0.0

EMC Corp. 3 1/4%, 3/15/02                     3.0            0.0

Tenet Healthcare Corp. 6%, 12/1/05            2.5            1.8

Tosco Financing Trust $2.875                  2.5            0.0

Sandoz Capital BVI Ltd. 2%, 10/6/02           2.3            1.0

Time Warner, Inc. liquid yield option notes   2.2            0.2
 0%, 6/22/13

Federated Department Stores, Inc.             2.2            0.0
 5%, 10/1/03

Home Depot, Inc. 3 1/4%, 10/1/01              2.0            0.9

USA Waste Services, Inc. 4%, 2/1/02           1.9            0.0

U.S. Office Products Co. 5 1/2%, 2/1/01       1.9            0.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Media & Leisure                    12.3           6.0

Retail & Wholesale                 11.4           5.3

Finance                            10.8           13.8

Industrial Machinery & Equipment   9.7            6.4

Utilities                          9.1            4.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
12
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 9.5
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 37.0
Convertible
securities 75.5%
Stocks 16.0%
Short-term
investments 7.5%
Nonconvertible
bonds 1.0%
FOREIGN
INVESTMENTS 7.3%
Convertible
securities 78.2%
Stocks 12.1%
Short-term
investments 9.5%
Nonconvertible
bonds 0.2%
FOREIGN
INVESTMENTS 4.1%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 7.5
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 37.0
Row: 1, Col: 5, Value: 37.5
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 43.7%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 43.5%
BASIC INDUSTRIES - 0.3%
IRON & STEEL - 0.3%
Quanex Corp. 6.88%, 6/30/07  B1 $ 3,480 $ 3,567
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.9%
Hexcel Corp. 7%, 8/1/03  B2  7,550  9,815
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Mascotech, Inc. 4 1/2%, 12/15/03  B1  10,000  9,300
TEXTILES & APPAREL - 0.3%
Converse, Inc. 7%, 6/1/04  -  2,712  2,956
TOTAL DURABLES   12,256
ENERGY - 0.9%
ENERGY SERVICES - 0.6%
Baker Hughes, Inc. 0%, 5/5/08  A2  4,000  3,095
Diamond Offshore Drilling, Inc.
3 3/4%, 2/15/07  Baa2  3,000  3,248
  6,343
OIL & GAS - 0.3%
Pogo Producing Co. 5 1/2%, 6/15/06 (f)  B2  3,050  3,442
TOTAL ENERGY   9,785
FINANCE - 2.3%
CREDIT & OTHER FINANCE - 2.3%
Sandoz Capital BVI Ltd. 2%, 10/6/02  -  18,600  24,320
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 2.0%
Roche Holdings, Inc. (f):
0%, 9/23/08  -  15,000  13,875
 0%, 5/6/12  -  20,000  8,175
  22,050
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Thermo Cardiosystems, Inc. 4 3/4%, 5/15/04 (f)  - $ 4,000 $ 4,220
MEDICAL FACILITIES MANAGEMENT - 3.6%
Beverly Enterprises, Inc. 5 1/2%, 8/1/18  B3  3,080  3,457
Healthsource, Inc. 5%, 3/1/03 (f)  B1  4,000  3,980
Integrated Health Services, Inc.:
5 3/4%, 1/1/01  B2  2,000  2,295
 6%, 1/1/03  B2  2,000  2,310
Tenet Healthcare Corp. 6%, 12/1/05  B1  22,490  27,213
  39,255
TOTAL HEALTH   65,525
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Robbins & Myers, Inc. 6 1/2%, 9/1/03  -  4,000  5,845
United States Filter Corp. 4 1/2%,
12/15/01  B2  5,000  5,150
  10,995
POLLUTION CONTROL - 4.2%
Sanifill, Inc. 5%, 3/1/06  Ba2  8,730  12,091
Thermo Instrument Systems, Inc. 4 1/2%,
10/15/03 (f)  Baa2  1,000  1,025
USA Waste Services, Inc. 4%, 2/1/02  Ba2  20,000  20,700
United Waste Systems, Inc. 4 1/2%, 6/1/01  B1  4,800  6,294
WMX Technologies, Inc. 2%, 1/24/05  A3  5,260  4,813
  44,923
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   55,918
MEDIA & LEISURE - 8.9%
BROADCASTING - 2.6%
Home Shopping Network, Inc. 5 7/8%,
3/1/06 (f)  B-  3,495  4,456
Time Warner, Inc. liquid yield option notes
0%, 6/22/13  Ba1  52,000  23,693
  28,149
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 1.2%
Coleman Worldwide Corp. second liquid yield
option notes 0%, 5/27/13  B2 $ 38,000 $ 12,872
LODGING & GAMING - 3.2%
HFS, Inc. 4 1/2%, 10/1/99  A3  5,000  14,850
Hilton Hotels Corp. 5%, 5/15/06  Baa2  16,940  18,464
WMS Industries, Inc. 5 3/4%, 12/1/02  B1  1,350  1,401
  34,715
PUBLISHING - 1.9%
News America Holdings, Inc. liquid yield
option notes 0%, 3/11/13  Baa3  27,500  11,825
Scholastic Corp. 5%, 8/15/05 (f)  Baa3  10,875  8,809
  20,634
TOTAL MEDIA & LEISURE   96,370
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.6%
Alberto Culver Co. 5 1/2%, 6/30/05 (f)  -  4,200  6,631
PRECIOUS METALS - 0.9%
Stillwater Mining Co. 7%, 5/1/03 (f)  -  9,500  9,999
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 0.4%
Baker (J.), Inc. 7%, 6/1/02  B3  1,350  1,185
Saks Holdings, Inc. 5 1/2%, 9/15/06  B2  3,000  2,666
  3,851
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3  19,000  23,417
RETAIL & WHOLESALE, MISCELLANEOUS - 6.8%
Comcast Corp. 1 1/8%, 4/15/07  B1  33,000  17,614
Corporate Express, Inc. 4 1/2%,
7/1/00 (f)  B3  1,000  877
Home Depot, Inc. 3 1/4%, 10/1/01  A1  20,000  21,450
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Pier 1 Imports, Inc. 5 3/4%, 10/1/03  B1 $ 5,580 $ 7,505
Staples, Inc. 4 1/2%, 10/1/00 (f)  Ba2  5,265  6,055
U.S. Office Products Co. 5 1/2%, 2/1/01  B3  18,500  19,980
  73,481
TOTAL RETAIL & WHOLESALE   100,749
SERVICES - 0.5%
Career Horizons, Inc. 7%, 11/1/02  B1  2,150  4,945
TECHNOLOGY - 6.2%
COMPUTER SERVICES & SOFTWARE - 1.6%
Automatic Data Processing, Inc. 0%, 2/20/12  Aa3  21,000  13,309
CUC International 3%, 2/15/02 (f)  Baa2  4,000  4,000
  17,309
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Data General Corp. 6%, 5/15/04 (f)  -  2,000  2,150
EMC Corp. 3 1/4%, 3/15/02 (f)  Ba3  30,000  32,700
SCI Systems, Inc. 5%, 5/1/06 (f)  BB+  1,000  1,465
Silicon Graphics, Inc. 0%, 11/2/13 (f)  B1  12,000,  5,955
  42,270
ELECTRONICS - 0.7%
Intevac, Inc. 6 1/2%, 3/1/04 (f)  -  1,000  919
Photronics, Inc. 6%, 6/1/04  B2  3,000  3,157
Texas Instruments, Inc. euro 2 3/4%, 9/29/02  Baa1  1,600  3,386
  7,462
TOTAL TECHNOLOGY   67,041
UTILITIES - 0.2%
CELLULAR - 0.1%
Rogers Communications, Inc. liquid yield
option notes 0%, 5/20/13  B2  2,000  810
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.1%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (c)(e)  - $ 2,275 $ 796
TOTAL UTILITIES   1,606
TOTAL CONVERTIBLE BONDS   468,527
NONCONVERTIBLE BONDS - 0.2%
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Trans World Airlines, Inc. 12%, 4/1/02
unit (f)  -  2,000  2,420
TOTAL CORPORATE BONDS
(Cost $448,340)   470,947
COMMON STOCKS - 12.1%
 SHARES
BASIC INDUSTRIES - 0.2%
IRON & STEEL - 0.2%
Quanex Corp.   77,000  2,098
DURABLES - 4.5%
AUTOS, TIRES, & ACCESSORIES - 4.5%
Chrysler Corp.   150,000  4,763
Cummins Engine Co., Inc.   68,300  4,354
Eaton Corp.   240,000  19,140
Ford Motor Co.   50,000  1,875
Navistar International Corp. (a)  547,500  9,102
PACCAR, Inc.   136,000  6,154
Scania AB Class B  100,000  2,763
  48,151
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 2.3%
OIL & GAS - 2.3%
Santa Fe Energy Resources, Inc. (a)  338,960 $ 5,127
Tosco Corp.   449,000  14,649
Total SA sponsored ADR  100,000  4,562
  24,338
FINANCE - 1.6%
FEDERAL SPONSORED CREDIT - 1.6%
Federal National Mortgage Association  400,000  17,450
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Westinghouse Electric Corp.   442,500  8,961
MEDIA & LEISURE - 0.4%
PUBLISHING - 0.4%
Meredith Corp.   171,200  4,430
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 0.0%
Florida West Airlines, Inc. (a)  18,236  -
RAILROADS - 2.2%
Burlington Northern Santa Fe Corp.   86,100  7,146
Wisconsin Central Transportation Corp. (a)  466,600  16,856
TOTAL TRANSPORTATION   24,002
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Cam-Net Communications Network, Inc. (a)(e)  875,935  175
TOTAL COMMON STOCKS
(Cost $111,906)   129,605
CONVERTIBLE PREFERRED STOCKS - 34.7%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 3.1%
METALS & MINING - 0.4%
Freeport McMoRan Copper & Gold, Inc. $1.25  149,800 $ 4,120
PACKAGING & CONTAINERS - 0.1%
Crown Cork & Seal, Inc. $1.88  24,000  1,302
PAPER & FOREST PRODUCTS - 2.6%
Boise Cascade Corp. $1.58  440,700  13,496
International Paper Capital Trust $2.625  125,000  6,328
James River Corp. $3.50  153,300  8,317
  28,141
TOTAL BASIC INDUSTRIES   33,563
CONSTRUCTION & REAL ESTATE - 1.0%
REAL ESTATE - 0.3%
Rouse Co., Series B, $3.00   75,000  3,487
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Felcor Suite Hotels, Inc., Series A, $1.95  250,000  7,281
Vornado Realty Trust, Series A, $3.25  6,500  332
  7,613
TOTAL CONSTRUCTION & REAL ESTATE   11,100
DURABLES - 1.1%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Mascotech, Inc. $1.20 (dividend enhanced)  328,700  6,533
Republic Industries, Inc. $1.55  200,000  4,775
  11,308
ENERGY - 4.0%
OIL & GAS - 4.0%
Tosco Financing Trust $2.875 (f)  459,000  26,966
Ultramar Diamond Shamrock Corp. $2.50 (f)  61,800  3,963
Unocal Capital Trust $3.125  200,000  11,725
  42,654
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 6.9%
BANKS - 1.0%
National Australia Bank Ltd.   405,200 $ 10,940
CREDIT & OTHER FINANCE - 1.8%
Continental Airlines Finance Trust $4.25 (f)  246,000  19,342
INSURANCE - 2.2%
Aetna, Inc. Class C 6.25%  75,000  6,937
American Bankers Insurance Group, Inc., Series B, $3.125 120,000 7,950 Pennsylvania Corp. Financial Group, Inc.,
Series II, $3.50 (f)  145,080  8,415
  23,302
SAVINGS & LOANS - 1.1%
Glendale Federal Bank, Series E, $2.1875  195,000  12,334
SECURITIES INDUSTRY - 0.8%
Salomon, Inc.:
$2.03  197,600  6,249
 $3.484  37,800  2,296
  8,545
TOTAL FINANCE   74,463
HEALTH - 1.1%
DRUGS & PHARMACEUTICALS - 0.1%
Neorx Corp., Series 1, $2.44  94,500  1,347
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
McKesson Financing Trust $2.50 (f)  102,200  6,106
MEDICAL FACILITIES MANAGEMENT - 0.4%
PacifiCare Health Systems, Inc. 4%  150,000  4,744
TOTAL HEALTH   12,197
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
ELECTRICAL EQUIPMENT - 1.2%
Loral Space & Communications Ltd. $3.00 (f)  220,000  11,330
QUALCOMM Financial Trust I $2.875 (f)  25,000  1,175
  12,505
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Case Corp., Series A, $4.50  89,500 $ 12,687
Cooper Industries, Inc. $0.81  448,200  9,076
  21,763
POLLUTION CONTROL - 0.4%
Browning-Ferris Industries, Inc.   136,300  4,583
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   38,851
MEDIA & LEISURE - 3.0%
BROADCASTING - 0.9%
Chancellor Broadcasting Co. $3.50 (f)  165,000  10,106
LODGING & GAMING - 1.8%
Host Marriott Financial Trust $3.375 (f)  345,000  19,665
PUBLISHING - 0.3%
Hollinger Inernational, Inc. $0.95  300,000  3,300
TOTAL MEDIA & LEISURE   33,071
RETAIL & WHOLESALE - 2.0%
APPAREL STORES - 1.6%
AnnTaylor Finance Trust $4.25  221,000  14,531
TJX Companies, Inc., Series E, $7.00  7,900  2,054
  16,585
GENERAL MERCHANDISE STORES - 0.4%
K mart Financing I $3.875  75,000  4,425
TOTAL RETAIL & WHOLESALE   21,010
UTILITIES - 8.9%
CELLULAR - 1.7%
AirTouch Communications, Inc. Class B $1.74  500,000  14,750
Mobile Telecommunication Technologies Corp. $2.25 (f)  193,000  4,198
  18,948
ELECTRIC UTILITY - 0.7%
Citizens Utilities Trust $2.50  174,300  7,691
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.9%
MCN Corp. $4.00  176,600 $ 9,293
TELEPHONE SERVICES - 5.6%
Enhance Financial Services Group, Inc. $7.625  201,400  7,351
Worldcom, Inc. 8% depositary shares  499,900  52,521
  59,872
TOTAL UTILITIES   95,804
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $329,330)   374,021
CASH EQUIVALENTS - 9.5%
Taxable Central Cash Fund (b)  102,381,014  102,381
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $991,957)   $ 1,076,954
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Cam-Net Communications
Network, Inc.
11 1/2%, 4/4/98 4/12/96 $ 1,838
Cam-Net Communications
Network, Inc. 4/12/96 $ 684
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,419,000 or 21.5% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 5.3% AAA, AA, A 5.7%
Baa 6.9% BBB  8.5%
Ba 8.8% BB  9.9%
B 14.5% B  10.8%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 7.6%.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $992,287,000. Net unrealized appreciation aggregated $84,667,000, of which $99,649,000 related to appreciated investment securities and $14,982,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $991,957) -                                 $ 1,076,954
See accompanying schedule

Cash                                                                                  1,384

Receivable for investments sold                                                       869

Receivable for fund shares sold                                                       12,445

Dividends receivable                                                                  2,369

Interest receivable                                                                   4,614

Other receivables                                                                     181

 TOTAL ASSETS                                                                         1,098,816

LIABILITIES

Payable for investments purchased                                         $ 10,685

Payable for fund shares redeemed                                           6,033

Accrued management fee                                                     471

Other payables and accrued expenses                                        272

 TOTAL LIABILITIES                                                                    17,461

NET ASSETS                                                                           $ 1,081,355

Net Assets consist of:

Paid in capital                                                                      $ 961,712

Undistributed net investment income                                                   8,870

Accumulated undistributed net realized gain (loss) on                                 25,776
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                         84,997
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 59,360 shares outstanding                                            $ 1,081,355

NET ASSET VALUE, offering price and redemption price per                              $18.22
share ($1,081,355 (divided by) 59,360 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                          $ 11,015
Dividends

Interest                                                                    14,517

 TOTAL INCOME                                                               25,532

EXPENSES

Management fee                                                   $ 2,744
Basic fee

 Performance adjustment                                           132

Transfer agent fees                                               1,160

Accounting fees and expenses                                      241

Non-interested trustees' compensation                             2

Custodian fees and expenses                                       31

Registration fees                                                 49

Audit                                                             25

Legal                                                             18

Interest                                                          1

Miscellaneous                                                     8

 Total expenses before reductions                                 4,411

 Expense reductions                                               (52)      4,359

NET INVESTMENT INCOME                                                       21,173

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                            26,440

 Foreign currency transactions                                    3         26,443

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                            3,781

 Assets and liabilities in foreign currencies                     (35)      3,746

NET GAIN (LOSS)                                                             30,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 51,362
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS    YEAR ENDED
                                                          ENDED MAY     NOVEMBER 30,
                                                          31,1997       1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 21,173      $ 49,676
Net investment income

 Net realized gain (loss)                                  26,443        70,841

 Change in net unrealized appreciation (depreciation)      3,746         41,980

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           51,362        162,497
FROM OPERATIONS

Distributions to shareholders                              (27,678)      (46,048)
From net investment income

 From net realized gain                                    (49,453)      (53,549)

 TOTAL DISTRIBUTIONS                                       (77,131)      (99,597)

Share transactions                                         203,679       445,945
Net proceeds from sales of shares

 Reinvestment of distributions                             70,893        92,396

 Cost of shares redeemed                                   (314,975)     (503,046)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (40,403)      35,295
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (66,172)      98,195

NET ASSETS

 Beginning of period                                       1,147,527     1,049,332

 End of period (including undistributed net investment    $ 1,081,355   $ 1,147,527
income of $8,870 and $15,316, respectively)

OTHER INFORMATION
Shares

 Sold                                                      11,512        25,384

 Issued in reinvestment of distributions                   4,108         5,440

 Redeemed                                                  (17,827)      (28,688)

 Net increase (decrease)                                   (2,207)       2,136


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED NOVEMBER 30,
      ENDED MAY 31,
      1997

      (UNAUDITED)      1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 18.64    $ 17.66   $ 15.63   $ 17.63   $ 15.77   $ 13.45
beginning of period

Income from Investment
Operations

 Net investment income          .34 D      .83       .79       .78       .75       .67

 Net realized and               .50        1.79      1.94      (.86)     2.24      2.66
 unrealized gain (loss)

 Total from investment          .84        2.62      2.73      (.08)     2.99      3.33
 operations

Less Distributions

 From net                       (.45)      (.74)     (.70)     (.91)     (.73)     (.64)
 investment income

 From net realized gain         (.81)      (.90)     -         (1.01)    (.40)     (.37)

 Total distributions            (1.26)     (1.64)    (.70)     (1.92)    (1.13)    (1.01)

Net asset value,               $ 18.22    $ 18.64   $ 17.66   $ 15.63   $ 17.63   $ 15.77
end of period

TOTAL RETURN B, C               4.96%      16.02%    18.00%    (.54)%    19.94%    26.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,081    $ 1,148   $ 1,049   $ 903     $ 1,056   $ 412
(in millions)

Ratio of expenses to            .81% A     .85%      .70%      .86%      .92%      .96%
average net assets

Ratio of expenses to            .80% A,    .83% F    .70%      .85% F    .92%      .96%
average net assets after        F
expense reductions

Ratio of net investment         3.90% A    4.48%     4.59%     4.61%     4.62%     4.82%
income to average net
assets

Portfolio turnover rate         175% A     175%      203%      318%      312%      258%

Average commission rate G      $ .0459    $ .0436


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $971,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $817,914,000 and $938,860,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200%for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. The basic fee is subject to a performance adjustment (up to a maximum of ".15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .53% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $64,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,232,000. The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $39,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and 7,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Spartan Market Index Fund
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

EQUITY-INCOME II
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997      PAST 6   PAST 1   PAST 5    LIFE OF
                                MONTHS   YEAR     YEARS     FUND

Fidelity Equity-Income II       9.82%    20.07%   122.46%   272.21%

S&P 500(registered trademark)   13.15%   29.42%   132.50%   211.81%

Equity Income Funds             10.11%   22.43%   102.02%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 21, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 185 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997    PAST 1   PAST 5   LIFE OF
                              YEAR     YEARS    FUND

Fidelity Equity-Income II     20.07%   17.34%   21.38%

S&P 500                       29.42%   18.38%   18.25%

Equity Income Funds Average   22.43%   14.98%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
REPORT TYPE: SEMI-ANNUAL REPORT
             CHART PAGE

FOR PERIOD   ENDING: 05/31/97


FUND NAME: Equity-Income II                           FUND NUMBER: 319
COMMENCEMENT DATE: Aug 21 1990


START DATE:             08/21/90   (commencement of fund's operations)
END DATE:               05/31/97
LOAD:                   no-load
INITIAL INVESTMENT:     $10,000


                                   END VALUE
______________                                      PERCENT CHANGE
                                     ($)                   (%)
  Equity-Income II                  37,221                272.21
  SP Standard & Poor 500            31,181                211.81


                                                 09-Jun-97
                                                 07:29 AM
                             Page 00319_CHART_SUM_1

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income II Fund on August 21, 1990, when the fund started. As the chart shows, by May 31, 1997, the value of the investment would have grown to $37,221 - a 272.21% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,181 - a 211.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Bettina Doulton, Portfolio Manager of Fidelity Equity-Income II Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the six months that ended May 31, 1997, the fund's total return was 9.82%. During the same period, the equity-income funds average tracked by Lipper Analytical Services returned 10.11%, and the Standard & Poor's 500 Index returned 13.15%. For the 12 months that ended May 31, 1997, the fund returned 20.07%, while the Lipper average and the S&P 500 returned 22.43% and 29.42%, respectively.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. Looking beyond the strong 13.15% six-month return for the S&P 500 - which substantially exceeded its historical average ANNUAL return of about 11% - one of the most noticeable trends has been a dramatic rise in the stock market's volatility. Interestingly, the bull market during much of the `90s has been accompanied by below-average volatility; only over the past few months has volatility reached levels last seen during 1990- 1991. One of the most significant reasons for the recent upswing in volatility has been rising uncertainty over the direction of interest rates. Remarks by Federal Reserve Board Chairman Alan Greenspan warning of "irrational exuberance" in the stock market - widely interpreted as an indication that the Fed would take action to increase interest rates to slow growth and head off inflation - were largely responsible for a 5% correction in the S&P 500 during December. Another more significant correction, just short of 10%, followed in March and April as interest rate concerns again became a focus of attention. This correction came in anticipation of and following the Fed's March 25 decision to raise the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25% to 5.50%. Notably, the market rebounded strongly from both corrections and recently reached record levels, helped in part by strong corporate earnings and a general lack of inflation at both the producer and consumer levels. However, with the ongoing specter of Fed interest rate hikes that could result from any indication of incipient inflation, I believe it's likely that market volatility will remain above-trend.
Q. WHILE THE FUND GENERATED STRONG ABSOLUTE RETURNS FOR THE PERIOD, IT NEVERTHELESS TRAILED THE S&P 500 AND THE LIPPER AVERAGE. WHY WAS THAT?
A. There were a couple of reasons. Relative to the S&P 500, one of the more significant detractors, particularly earlier in the period, was the fund's emphasis on smaller-capitalization companies as compared to the index. This detracted from performance because larger-capitalization stocks strongly outperformed their smaller-capitalization counterparts during the period. Looking at specific industries, the fund was underexposed to a number of larger nondurables and technology stocks - including Coca-Cola and Microsoft - that recently have dominated the index's return. However, given the high relative valuations for some of these stocks, I didn't feel they were appropriate investments for an equity-income fund. Another detractor was the fund's underweighting in bank stocks early in 1997, which as a group was very strong during January.
Q. WHAT STRATEGIES - IN TERMS OF INDIVIDUAL STOCK SELECTION AND SECTORS - BENEFITED PERFORMANCE?
A. There were several strategies that proved helpful. Among the most significant was my decision to more heavily emphasize selected finance, consumer nondurables and pharmaceutical stocks - stocks that turned out to be among the best performers for the period. Within these industries, diversified financial-services company American Express and pharmaceuticals firm Bristol-Myers Squibb were particularly strong contributors.
Q. OVER THE PAST SIX MONTHS, THERE HAVE BEEN SOME SIGNIFICANT SHIFTS IN THE FUND, BOTH IN TERMS OF INDIVIDUAL HOLDINGS AND SECTOR WEIGHTINGS. WHY WAS THAT?
A. The changes in the fund since I took it over just after the beginning of the period were based on my approach to selecting individual stocks one at a time, not on any sector-based strategy. I've looked for companies with competitive advantages or catalysts for positive change - including dominant market positions, cost structure reductions or new products - as well as outstanding, shareholder-friendly management. The combination of some or all of these attributes typically translates into solid earnings and substantial free cash flow. Of course, my decision to invest in a particular stock is also contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials or consumer growth companies - mainly pharmaceuticals and nondurables firms. Two stocks that I found particularly attractive were BankAmerica and Unilever. BankAmerica, a stock in which I created a substantial position during the past few months, exemplifies many of the fund's finance investments. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and utilizing excess capital to repurchase its stock. In addition, the firm has been the beneficiary of an improving California economy. Unilever, the large consumer-products company, is a restructuring story. Under the direction of a new CEO, it has focused on improving its historically lackluster returns by redeploying capital away from weak businesses and into strong-performing ones, particularly those in rapidly growing emerging markets.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion already has exceeded all but two post-war expansions. Many companies that I've recently met with have indicated that the business environment continues to be more competitive than ever. Given continuous pressure from shareholders to enhance returns and an almost complete lack of pricing power, company managements' interest in cost-reducing restructurings and other self-help measures appears to be rising again. Increasingly, improvements in productivity, outstanding execution, market-share gains, globalization and capital redeployment will be the critical success factors. In addition, mergers and acquisitions are likely to accelerate as companies seek to bolster their positions and exploit both cost-reducing and revenue-enhancing synergies. Given the scenario I just outlined, I think it's quite probable that the same stocks that have recently been market leaders - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to outperform. FUND FACTS
GOAL: Reasonable income.
The fund also considers the
potential for capital
appreciation.
FUND NUMBER: 319
TRADING SYMBOL: FEQTX
START DATE: August 21, 1990
SIZE: as of May 31, 1997,
more than $15.7 billion
MANAGER: Bettina Doulton,
since December 1996;
manager, Fidelity Puritan
Fund, Fidelity Advisor
Balanced Fund and VIP
III: Balanced, since 1996;
joined Fidelity in 1986
(checkmark)
BETTINA DOULTON ON
LARGE-CAPITALIZATION STOCKS:
"Over the past year, there has
been heated debate over why
large-cap stocks have
outperformed their small-cap
counterparts. Many analysts
have contended that the
indexing phenomenon - a
"virtuous circle" of S&P 500
index fund outperformance
begetting increasing
investments in large-cap
companies that comprise the
index, thereby driving their
stocks higher - is
responsible for this
outperformance. However,
part of the reality -
overlooked to some extent -
is that larger companies have
generated significantly better
earnings growth recently.
Even within the large-cap
S&P 500, there has been a
wide disparity in earnings
growth rates by capitalization.
Between 1993 and 1996, the
largest 100 companies in the
S&P 500 grew their operating
earnings approximately 2.5
times more than the index's
smallest 400 companies. I
believe this earnings
differential has been at the
heart of the recent large-cap
outperformance. More
importantly, I see little on the
horizon that is likely to alter
this trend. Globalization and
the resulting need to leverage
strong market positions and
brands continue to favor
larger enterprises. In addition,
many larger firms have been
leaders in cost containment
over recent years, which is
now bearing fruit in terms of
margin expansion and rising
free cash flows."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31,1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.            3.6            0.0

American Express Co.            3.6            2.8

Philip Morris Companies, Inc.   3.2            1.6

Citicorp                        2.3            0.0

British Petroleum PLC ADR       2.2            2.9

Bristol-Myers Squibb Co.        2.0            1.0

Procter & Gamble Co.            1.9            0.1

Bank of New York Co., Inc.      1.8            1.5

Unilever NV ADR                 1.7            0.1

Allstate Corp.                  1.6            1.3

TOP FIVE MARKET SECTORS AS OF MAY 31,1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            17.9           15.1

Nondurables                        11.8           4.7

Health                             10.6           6.2

Energy                             10.1           13.2

Industrial Machinery & Equipment   8.1            3.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 1.2
Row: 1, Col: 4, Value: 45.0
Row: 1, Col: 5, Value: 46.4
Stocks 85.8%
Bonds 1.4%
Convertible
securities 5.2%
Short-term
investments 7.6%
FOREIGN
INVESTMENTS 10.2%
Stocks 91.4%
Bonds 1.2%
Convertible
securities 1.5%
Short-term
investments 5.9%
FOREIGN
INVESTMENTS 9.0%
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 5.2
Row: 1, Col: 3, Value: 1.4
Row: 1, Col: 4, Value: 42.0
Row: 1, Col: 5, Value: 43.8
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 6.9%
AEROSPACE & DEFENSE - 5.9%
AlliedSignal, Inc.   2,206,100 $ 169,318
Boeing Co.   1,948,957  205,128
Gulfstream Aerospace Corp. (a)   1,182,000  34,721
Lockheed Martin Corp.   1,376,554  128,880
Rockwell International Corp.  183,700  11,849
Sundstrand Corp.   1,899,600  94,505
Textron, Inc.   453,200  53,704
United Technologies Corp.   2,690,600  216,257
  914,362
DEFENSE ELECTRONICS - 1.0%
Litton Industries, Inc. (a)  1,057,200  47,838
Raytheon Co.   2,289,500  109,324
  157,162
TOTAL AEROSPACE & DEFENSE   1,071,524
BASIC INDUSTRIES - 6.3%
CHEMICALS & PLASTICS - 4.4%
Air Products & Chemicals, Inc.   1,360,800  105,802
Cytec Industries, Inc. (a)  367,100  14,363
du Pont (E.I.) de Nemours & Co.   1,092,200  118,913
Goodrich (B.F.) Co.   1,001,400  43,060
W.R. Grace & Co.   1,412,000  73,777
Monsanto Co.   2,257,900  99,348
Nalco Chemical Co.   1,838,700  68,262
Olin Corp.   1,117,500  45,818
Praxair, Inc.   1,388,900  73,091
Union Carbide Corp.   1,085,400  50,742
  693,176
METALS & MINING - 0.2%
Aluminum Co. of America  414,900  30,547
PACKAGING & CONTAINERS - 0.4%
Corning, Inc.   1,113,200  56,077
PAPER & FOREST PRODUCTS - 1.3%
Fort Howard Corp. (a)  652,300  29,965
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
James River Corp. of Virginia  350,000 $ 12,294
Kimberly-Clark Corp.   3,232,600  162,034
  204,293
TOTAL BASIC INDUSTRIES   984,093
CONSTRUCTION & REAL ESTATE - 2.1%
BUILDING MATERIALS - 1.1%
American Standard Companies, Inc. (a)  1,027,400  51,499
Masco Corp.   2,938,600  114,238
  165,737
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Beacon Properties Corp.   606,900  18,813
Cali Realty Corp.   577,300  17,103
Duke Realty Investors, Inc.   271,600  10,355
Equity Residential Properties Trust (SBI)  441,700  20,870
Felcor Suite Hotels, Inc.   300,000  11,175
Macerich Co.   606,000  16,362
Patriot American Hospitality, Inc.   600,000  12,975
Public Storage, Inc.   574,800  15,304
Reckson Associates Realty Corp.   462,400  10,404
Starwood Lodging Trust combined certificate (SBI)   618,000  23,021
  156,382
TOTAL CONSTRUCTION & REAL ESTATE   322,119
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Johnson Controls, Inc.   1,405,500  59,558
CONSUMER DURABLES - 1.3%
Minnesota Mining & Manufacturing Co.   2,169,400  199,043
CONSUMER ELECTRONICS - 0.5%
Newell Co.   2,168,300  82,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.7%
Fruit of the Loom, Inc. Class A (a)  1,495,200 $ 52,145
Unifi, Inc.   2,064,600  66,583
  118,728
TOTAL DURABLES   460,266
ENERGY - 9.8%
ENERGY SERVICES - 2.1%
Dresser Industries, Inc.   2,624,200  89,879
Halliburton Co.   588,900  45,567
Schlumberger Ltd.   798,300  95,097
Western Atlas, Inc. (a)  1,567,769  106,216
  336,759
OIL & GAS - 7.7%
British Petroleum PLC:
Ord.   336  4
 ADR  2,391,178  346,422
Burlington Resources, Inc.   1,687,100  78,450
Coastal Corp. (The)  1,144,200  57,353
Exxon Corp.   1,230,000  72,876
Royal Dutch Petroleum Co. ADR  1,168,600  228,169
Texaco, Inc.   806,100  87,966
Tosco Corp.   300,000  9,788
Total SA:
Class B  1,857,442  170,133
 sponsored ADR  559,413  25,523
USX-Marathon Group   2,085,000  62,029
Union Pacific Resources Group, Inc.   2,106,415  60,823
  1,199,536
TOTAL ENERGY   1,536,295
FINANCE - 17.4%
BANKS - 6.5%
Bank of New York Co., Inc.   6,479,928  276,207
BankAmerica Corp.   1,875,500  219,199
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Citicorp  3,096,300 $ 354,139
NationsBank Corp.   2,770,000  163,084
  1,012,629
CREDIT & OTHER FINANCE - 4.0%
American Express Co.   8,095,612  562,645
Beneficial Corp.   595,700  38,274
First Chicago NBD Corp.   482,300  28,576
  629,495
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  2,013,200  66,436
Federal National Mortgage Association  4,715,700  205,722
Student Loan Marketing Association  987,600  120,117
  392,275
INSURANCE - 3.9%
Allstate Corp.   3,462,500  254,927
Berkley (W.R.) Corp.   571,960  29,670
Hartford Financial Services Group, Inc.   1,066,500  83,187
MBIA, Inc.   950,500  102,060
St. Paul Companies, Inc. (The)  552,500  39,573
Travelers Group, Inc. (The)  1,417,415  77,781
Terra Nova (Bermuda) Holdings Ltd.   1,173,000  23,460
Unionamerica Holdings PLC sponsored ADR  177,100  2,922
  613,580
SAVINGS & LOANS - 0.5%
Great Western Financial Corp.   1,497,300  72,619
TOTAL FINANCE   2,720,598
HEALTH - 10.5%
DRUGS & PHARMACEUTICALS - 8.3%
American Home Products Corp.   2,974,700  226,821
Bristol-Myers Squibb Co.   4,241,400  311,212
Genentech, Inc. special (a)  1,589,100  93,161
Merck & Co., Inc.   2,441,200  219,403
Novartis AG (Reg.)  26,227  35,600
Pfizer, Inc.   700,000  72,013
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   2,686,300 $ 243,782
SmithKline Beecham PLC ADR  1,097,500  96,031
  1,298,023
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Abbott Laboratories  389,200  24,520
Baxter International, Inc.   2,191,500  115,601
Johnson & Johnson  1,040,000  62,270
  202,391
MEDICAL FACILITIES MANAGEMENT - 0.9%
Tenet Healthcare Corp. (a)  2,838,800  78,067
United HealthCare Corp.   981,900  55,477
  133,544
TOTAL HEALTH   1,633,958
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp.   419,300  40,725
INDUSTRIAL MACHINERY & EQUIPMENT - 8.0%
ELECTRICAL EQUIPMENT - 5.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA  250,000  27,105
Emerson Electric Co.   2,175,400  117,472
General Electric Co.   9,391,200  566,994
Honeywell, Inc.   1,073,200  78,075
  789,646
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Cooper Industries, Inc.   2,136,138  108,943
Stanley Works  2,147,500  88,048
Tyco International Ltd.   650,200  41,288
  238,279
POLLUTION CONTROL - 1.5%
Browning-Ferris Industries, Inc.   4,003,400  131,111
Waste Management, Inc.   3,145,200  99,860
  230,971
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,258,896
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.3%
BROADCASTING - 0.4%
Time Warner, Inc.   1,325,600 $ 61,640
PUBLISHING - 0.9%
Cognizant Corp.   922,400  34,129
McGraw-Hill, Inc.   749,800  40,957
New York Times Co. (The) Class A  860,800  39,651
Times Mirror Co. Class A  535,600  30,061
  144,798
TOTAL MEDIA & LEISURE   206,438
NONDURABLES - 11.8%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   1,509,400  64,716
PepsiCo, Inc.   2,850,000  104,737
  169,453
FOODS - 2.0%
Campbell Soup Co.   1,815,800  83,527
General Mills, Inc.   288,300  18,235
Heinz (H.J.) Co.   1,252,600  53,862
Hershey Foods Corp.   451,500  25,340
Nabisco Holdings Corp. Class A  396,200  15,699
Ralston Purina Co.   954,000  81,329
Sara Lee Corp.   850,000  34,744
  312,736
HOUSEHOLD PRODUCTS - 5.2%
Avon Products, Inc.   1,528,100  97,416
Clorox Co.   226,700  28,621
Procter & Gamble Co.   2,165,100  298,513
Rubbermaid, Inc.   89,600  2,498
Unilever PLC Ord.   4,322,200  115,927
Unilever NV:
Ord.   50,000  9,624
 ADR  1,378,800  267,143
  819,742
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 3.5%
Philip Morris Companies, Inc.   11,550,400 $ 508,218
RJR Nabisco Holdings Corp.   1,353,700  43,826
  552,044
TOTAL NONDURABLES   1,853,975
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   326,600  12,778
RETAIL & WHOLESALE - 5.1%
APPAREL STORES - 0.3%
Payless ShoeSource, Inc. (a)   1,013,908  48,033
DRUG STORES - 0.9%
Rite Aid Corp.   2,875,800  133,725
GENERAL MERCHANDISE STORES - 3.5%
Dayton Hudson Corp.   1,727,000  83,112
Federated Department Stores, Inc. (a)  3,575,400  132,290
May Department Stores Co. (The)  592,200  27,907
Sears, Roebuck & Co.   1,817,300  89,275
Wal-Mart Stores, Inc.   7,345,600  218,532
  551,116
GROCERY STORES - 0.3%
American Stores Co.   1,009,200  45,919
Asda Group PLC  2,000,000  3,937
  49,856
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Toys "R" Us, Inc. (a)   700,000  21,787
TOTAL RETAIL & WHOLESALE   804,517
SERVICES - 1.2%
ADVERTISING - 0.2%
WPP Group PLC  3,890,100  15,284
WPP Group PLC (e)  6,000,000  23,573
  38,857
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  58,000 $ 1,986
Ryder Systems, Inc.   830,700  27,517
  29,503
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   1,132,100  42,029
SERVICES - 0.5%
ADT Ltd. (a)   443,500  12,917
Block (H&R), Inc.   2,004,400  66,145
National Service Industries, Inc.   118,600  5,204
  84,266
TOTAL SERVICES   194,655
TECHNOLOGY - 3.1%
COMPUTER SERVICES & SOFTWARE - 0.6%
Automatic Data Processing, Inc.   1,836,700  90,227
COMPUTERS & OFFICE EQUIPMENT - 2.1%
International Business Machines Corp.   1,465,800  126,792
Pitney Bowes, Inc.   2,692,500  189,148
Xerox Corp.   114,300  7,744
  323,684
ELECTRONICS - 0.3%
Thomas & Betts Corp.   968,900  49,293
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   200,000  16,575
TOTAL TECHNOLOGY   479,779
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.2%
AMR Corp. (a)   270,000  26,831
RAILROADS - 0.4%
CSX Corp.   1,143,300  60,595
TOTAL TRANSPORTATION   87,426
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 4.0%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)   1,188,000 $ 33,116
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   751,600  30,627
Entergy Corp.   1,426,300  37,619
  68,246
GAS - 0.5%
Williams Companies, Inc.   1,737,800  76,680
TELEPHONE SERVICES - 2.9%
ALLTEL Corp.   2,092,600  68,794
Ameritech Corp.   1,665,500  109,090
Bell Atlantic Corp.   363,600  25,452
MCI Communications Corp.   2,332,900  89,525
NYNEX Corp.   1,288,700  69,268
SBC Communications, Inc.   1,125,000  65,813
WorldCom, Inc. (a)  850,000  25,181
  453,123
TOTAL UTILITIES   631,165
TOTAL COMMON STOCKS
(Cost $10,761,767)   14,299,207
CONVERTIBLE PREFERRED STOCKS - 0.6%
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  402,000  9,598
ENERGY - 0.1%
OIL & GAS - 0.1%
Occidental Petroleum Corp. $3.875 (e)  180,000  10,148
Tosco Financing Trust $2.875 (e)  75,000  4,406
  14,554
FINANCE - 0.4%
INSURANCE - 0.4%
Allstate Corp. $2.30  1,225,100  57,120
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 0.1%
CELLULAR - 0.1%
AirTouch Communications, Inc. Class B $1.74  435,300 $ 12,841
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $83,031)   94,113
CORPORATE BONDS - 2.1%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT (000S)
CONVERTIBLE BONDS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Centerpoint Properties 8.22%, 1/15/04  Baa3 $ 1,030  1,658
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A3  22,500  20,587
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.3%
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  43,100  53,121
SERVICES - 0.5%
SERVICES - 0.5%
ADT Operations, Inc. liquid yield option
notes 0%, 7/6/10  Ba3  87,940  72,551
TOTAL CONVERTIBLE BONDS   147,917
NONCONVERTIBLE BONDS - 1.2%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
Stone Container Corp. 9 7/8%, 2/1/01  B2  20,000  19,950
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
American Standard, Inc.:
10 1/2%, 6/1/05 (d)  B1 $ 15,000 $ 14,663
 10 7/8%, 5/15/99  Ba3  1,000  1,070
  15,733
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Westpoint Stevens, Inc.:
8 3/4%, 12/15/01  Ba3  32,690  33,671
 9 3/8%, 12/15/05  B2  29,750  30,940
  64,611
ENERGY - 0.2%
ENERGY SERVICES - 0.2%
Global Marine, Inc. 12 3/4%, 12/15/99  Ba1  24,200  25,410
FINANCE - 0.1%
ASSET-BACKED SECURITIES - 0.1%
Airplanes Pass Through Trust 10 7/8%, 3/15/19  Ba2  12,610  14,155
SAVINGS & LOANS - 0.0%
Coast Savings Financial, Inc. 10%, 3/1/00  Ba2  2,800  2,870
TOTAL finance   17,025
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp.:
8 5/8%, 12/1/03  Ba1  7,480  7,704
 8%, 1/15/05  Ba1  5,560  5,560
 8 5/8%, 1/15/07  Ba3  490  495
  13,759
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp. 7 3/4%, 12/1/97  Baa3  26,000  26,190
TOTAL NONCONVERTIBLE BONDS   182,678
TOTAL CORPORATE BONDS
(Cost $296,841)   330,595
CASH EQUIVALENTS - 5.9%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $929,776)    929,776,366 $ 929,776
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,071,415)  $ 15,653,691
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,127,000 or 0.2% of net assets.
INCOME TAX INFORMATION
At May 31,1997, the aggregate cost of investment securities for income tax purposes was $12,071,515,000. Net unrealized appreciation aggregated $3,582,176,000, of which $3,634,994,000 related to appreciated investment securities and $52,818,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $12,071,415) -                             $ 15,653,691
See accompanying schedule

Receivable for investments sold                                                      223,893

Receivable for fund shares sold                                                      16,210

Dividends receivable                                                                 33,735

Interest receivable                                                                  10,572

Other receivables                                                                    523

 TOTAL ASSETS                                                                        15,938,624

LIABILITIES

Payable to custodian bank                                                $ 165

Payable for investments purchased                                         139,777

Payable for fund shares redeemed                                          24,532

Accrued management fee                                                    6,455

Other payables and accrued expenses                                       2,618

 TOTAL LIABILITIES                                                                   173,547

NET ASSETS                                                                          $ 15,765,077

Net Assets consist of:

Paid in capital                                                                     $ 11,255,512

Undistributed net investment income                                                  42,909

Accumulated undistributed net realized gain (loss) on                                884,524
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                        3,582,132
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 604,406 shares outstanding                                          $ 15,765,077

NET ASSET VALUE, offering price and redemption price per                             $26.08
share ($15,765,077 (divided by) 604,406 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                           $ 146,488
Dividends (including $447 received from
affiliated issuers)

Interest                                                                     44,167

 TOTAL INCOME                                                                190,655

EXPENSES

Management fee                                                   $ 38,144

Transfer agent fees                                               14,825

Accounting fees and expenses                                      413

Non-interested trustees' compensation                             60

Custodian fees and expenses                                       171

Registration fees                                                 94

Audit                                                             55

Legal                                                             45

Miscellaneous                                                     46

 Total expenses before reductions                                 53,853

 Expense reductions                                               (1,421)    52,432

NET INVESTMENT INCOME                                                        138,223

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of         893,075
 $6,899 on sales of investments in affiliated issuers)

 Foreign currency transactions                                    (157)      892,918

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                            403,047

 Assets and liabilities in foreign currencies                     (141)      402,906

NET GAIN (LOSS)                                                              1,295,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 1,434,047
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED          NOVEMBER 30,
                                                          MAY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 138,223      $ 291,770
Net investment income

 Net realized gain (loss)                                  892,918        828,609

 Change in net unrealized appreciation (depreciation)      402,906        1,678,837

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,434,047      2,799,216
FROM OPERATIONS

Distributions to shareholders                              (166,306)      (257,012)
From net investment income

 From net realized gain                                    (715,007)      (347,350)

 TOTAL DISTRIBUTIONS                                       (881,313)      (604,362)

Share transactions                                         1,575,460      4,678,475
Net proceeds from sales of shares

 Reinvestment of distributions                             853,722        583,372

 Cost of shares redeemed                                   (2,812,865)    (3,413,375)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (383,683)      1,848,472
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  169,051        4,043,326

NET ASSETS

 Beginning of period                                       15,596,026     11,552,700

 End of period (including undistributed net investment    $ 15,765,077   $ 15,596,026
income of $42,909 and $70,992, respectively)

OTHER INFORMATION
Shares

 Sold                                                      64,285         206,780

 Issued in reinvestment of distributions                   35,417         26,774

 Redeemed                                                  (115,023)      (150,529)

 Net increase (decrease)                                   (15,321)       83,025


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED NOVEMBER 30,
      ENDED MAY 31,
      1997

      (UNAUDITED)      1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 25.17     $ 21.53    $ 18.57    $ 18.85   $ 16.57   $ 13.87
beginning of period

Income from Investment
Operations

 Net investment income          .22 D       .48        .42        .37       .44       .40

 Net realized and               2.12        4.23       3.80       .53       2.62      2.75
 unrealized gain (loss)

 Total from investment          2.34        4.71       4.22       .90       3.06      3.15
 operations



Less Distributions              (.27)       (.43)      (.40)      (.47)     (.41)     (.32)
From net investment
income

 From net realized gain         (1.16)      (.64)      (.86)      (.71)     (.37)     (.13)

 Total distributions            (1.43)      (1.07)     (1.26)     (1.18)    (.78)     (.45)

Net asset value, end           $ 26.08     $ 25.17    $ 21.53    $ 18.57   $ 18.85   $ 16.57
of period

TOTAL RETURN B, C               9.82%       22.75%     24.13%     4.91%     19.08%    23.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 15,765    $ 15,596   $ 11,553   $ 7,605   $ 4,815   $ 1,942
(in millions)

Ratio of expenses to            .71% A      .73%       .76%       .83%      .89%      1.01%
average net assets

Ratio of expenses to            .69% A,     .72%       .75%       .81%      .88%      1.01%
average net assets             F           F          F          F         F
after expense reductions

Ratio of net investment         1.83% A     2.13%      2.37%      2.36%     2.69%     3.09%
income to average
net assets

Portfolio turnover rate         93% A       46%        45%        75%       55%       89%

Average commission rate G      $ .0409     $ .0397


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,508,633,000 and $7,456,508,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .51% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES -
CONTINUED
FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .20% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,367,000 for the period.
11. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,421,000 under this arrangement.
12. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Angerstein Underwriting Trust PLC  $ - $ 5,243 $ 134 $ -
Berkley (W.R.) Corp.   -  2,486  286  -
Ferro Corp.   -  7,649  -  -
Gryphon Holdings, Inc.   -  7,125  -  -
McDermott (J. Ray) SA   -  14,345  -  -
Russell Corp.   -  3,082  -  -
Ryerson Tull, Inc. Class A   -  1,755  -  -
Stewart & Stevenson Services, Inc.   -  1,295  -  -
Syndicate Capital Trust PLC   -  2,197  -  -
Terra Nova (Bermuda) Holdings Ltd.   -  1,705  27  -
Western Atlas, Inc.   -  27,052  -  -
TOTALS  $ - $ 73,934 $ 447 $ -
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Bettina E. Doulton, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Spartan(registered trademark) Market Index Fund
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
RETIREMENT GROWTH
FUND
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997      PAST 6   PAST 1   PAST 5    PAST 10
                                MONTHS   YEAR     YEARS     YEARS

Fidelity Retirement Growth      5.09%    8.73%    92.69%    227.58%

S&P 500(registered trademark)   13.15%   29.42%   132.50%   294.84%

Capital Appreciation Funds      5.11%    7.23%    98.79%    200.42%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 227 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997           PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Fidelity Retirement Growth           8.73%    14.02%   12.60%

S&P 500                              29.42%   18.38%   14.70%

Capital Appreciation Funds Average   7.23%    14.29%   10.94%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
 1987/05/31      10000.00                    10000.00
  1987/06/30      10335.53                    10505.00
  1987/07/31      11132.41                    11037.60
  1987/08/31      11467.94                    11449.31
  1987/09/30      11378.07                    11198.57
  1987/10/31       8310.37                     8786.40
  1987/11/30       7753.15                     8062.40
  1987/12/31       8501.03                     8675.94
  1988/01/31       8650.04                     9041.20
  1988/02/29       9387.21                     9462.52
  1988/03/31       9379.37                     9170.13
  1988/04/30       9551.90                     9271.92
  1988/05/31       9504.85                     9352.58
  1988/06/30       9998.91                     9781.87
  1988/07/31       9881.27                     9744.70
  1988/08/31       9606.80                     9413.38
  1988/09/30       9896.96                     9814.39
  1988/10/31       9967.54                    10087.23
  1988/11/30       9842.06                     9942.98
  1988/12/31       9820.84                    10116.98
  1989/01/31      10578.75                    10857.54
  1989/02/28      10363.34                    10587.19
  1989/03/31      10634.59                    10833.87
  1989/04/30      11137.20                    11396.15
  1989/05/31      11352.61                    11857.70
  1989/06/30      11193.05                    11790.11
  1989/07/31      12246.14                    12854.75
  1989/08/31      12389.74                    13106.71
  1989/09/30      12573.23                    13052.97
  1989/10/31      12134.45                    12750.14
  1989/11/30      12461.54                    13010.24
  1989/12/31      12807.44                    13322.49
  1990/01/31      12176.46                    12428.55
  1990/02/28      12303.74                    12588.88
  1990/03/31      12405.56                    12922.48
  1990/04/30      12049.18                    12599.42
  1990/05/31      13177.73                    13827.86
  1990/06/30      13474.71                    13733.84
  1990/07/31      13423.80                    13689.89
  1990/08/31      12049.18                    12452.32
  1990/09/30      10767.89                    11845.89
  1990/10/31      10419.99                    11794.96
  1990/11/30      11141.25                    12556.91
  1990/12/31      11506.82                    12907.25
  1991/01/31      12037.24                    13470.00
  1991/02/28      13029.65                    14433.11
  1991/03/31      13371.86                    14782.39
  1991/04/30      13457.41                    14817.87
  1991/05/31      13902.29                    15458.00
  1991/06/30      13012.54                    14750.02
  1991/07/31      13859.51                    15437.37
  1991/08/31      14449.82                    15803.24
  1991/09/30      14629.48                    15539.33
  1991/10/31      15151.35                    15747.55
  1991/11/30      14723.59                    15112.93
  1991/12/31      16752.19                    16841.85
  1992/01/31      16788.95                    16528.59
  1992/02/29      17027.87                    16743.46
  1992/03/31      16504.08                    16416.96
  1992/04/30      16687.87                    16899.62
  1992/05/31      17000.30                    16982.43
  1992/06/30      16375.43                    16729.39
  1992/07/31      16935.98                    17413.62
  1992/08/31      16476.51                    17056.64
  1992/09/30      16669.49                    17257.91
  1992/10/31      17193.28                    17318.31
  1992/11/30      18167.35                    17908.87
  1992/12/31      18527.29                    18129.15
  1993/01/31      18989.35                    18281.43
  1993/02/28      18392.06                    18530.06
  1993/03/31      18910.46                    18921.04
  1993/04/30      18763.96                    18463.15
  1993/05/31      19755.68                    18957.97
  1993/06/30      20014.89                    19012.95
  1993/07/31      20150.12                    18936.89
  1993/08/31      21277.09                    19654.60
  1993/09/30      21355.97                    19503.26
  1993/10/31      21987.07                    19906.98
  1993/11/30      21705.33                    19717.86
  1993/12/31      22627.28                    19956.45
  1994/01/31      23266.65                    20634.97
  1994/02/28      23027.95                    20075.76
  1994/03/31      21972.66                    19200.46
  1994/04/30      22173.67                    19446.22
  1994/05/31      22324.43                    19765.14
  1994/06/30      21834.47                    19280.90
  1994/07/31      22387.24                    19913.31
  1994/08/31      23467.66                    20729.75
  1994/09/30      23203.84                    20221.88
  1994/10/31      23304.34                    20676.87
  1994/11/30      22625.94                    19923.82
  1994/12/31      22641.10                    20219.29
  1995/01/31      22740.02                    20743.57
  1995/02/28      23261.32                    21551.95
  1995/03/31      23754.45                    22187.95
  1995/04/30      24374.37                    22841.38
  1995/05/31      24684.34                    23754.35
  1995/06/30      25191.55                    24306.17
  1995/07/31      26417.31                    25112.16
  1995/08/31      26614.56                    25175.19
  1995/09/30      27192.22                    26237.58
  1995/10/31      26600.47                    26143.91
  1995/11/30      27474.01                    27291.63
  1995/12/31      28138.38                    27817.27
  1996/01/31      28557.06                    28764.17
  1996/02/29      28852.59                    29030.81
  1996/03/31      28945.91                    29310.38
  1996/04/30      29863.60                    29742.41
  1996/05/31      30128.01                    30509.47
  1996/06/30      29474.75                    30625.71
  1996/07/31      27810.47                    29272.67
  1996/08/31      28292.65                    29890.03
  1996/09/30      29583.62                    31572.24
  1996/10/31      29350.32                    32443.00
  1996/11/30      31170.13                    34895.37
  1996/12/31      30483.68                    34204.09
  1997/01/31      31947.03                    36341.16
  1997/02/28      31823.62                    36626.08
  1997/03/31      29901.86                    35121.11
  1997/04/30      30889.19                    37217.84
  1997/05/30      32758.05                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Retirement Growth Fund on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $32,758 - a 227.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with J. Fergus Shiel, Portfolio Manager of Fidelity Retirement Growth Fund
Q. HOW DID THE FUND PERFORM, FERGUS?
A. For the six months that ended May 31, 1997, the fund had a total return of 5.09%, while the capital appreciation funds average, according to Lipper Analytical Services, returned 5.11% and the Standard & Poor's 500 Index returned 13.15%. For the 12 months that ended May 31, 1997, the fund had a total return of 8.73%, while the capital appreciation funds average returned 7.23% and the S&P 500 returned 29.42%.
Q. THE FUND CLOSELY MIRRORED THE LIPPER CAPITAL APPRECIATION AVERAGE, BUT UNDERPERFORMED THE S&P 500 INDEX. WHY?
A. I think competition in the capital appreciation arena is very broad. Managers are making all sorts of investments under the guise of capital appreciation. They invest in America, overseas and in all types of capitalization ranges. It's not like style-specific funds, which all own similar stocks. I don't try to mirror the peer group; I try to invest in companies that I believe will show earnings growth. If the fund's performance was like the group, I'd say it's more coincidence than anything else. As for the S&P 500 over the past six months, it was a pretty tough benchmark to beat, with much of the performance coming from the top 50 stocks. It was a big-cap market during the period, and only about 40% of the fund was invested in big caps.
Q. FIVE OF YOUR TOP 10 HOLDINGS REMAINED IN THE TOP 10 OVER THE SIX-MONTH PERIOD. HOW HAVE THESE STOCKS HELPED THE FUND'S PERFORMANCE?
A. I try to look at each investment on a stock-by-stock basis, rather than deciding I need a certain market weighting in a stock or industry. I look for companies that are good at generating returns on capital, such as General Electric. GE is becoming less of a "metal bender" and more of a service provider. This should help drive operating margins up and allow the company to use less capital to drive incremental sales and profits. Coca-Cola's another example. Margins have been increasing and return on capital is rising due to operational improvements and better positioning of the company's asset portfolio. Both stocks were up during the period, helping the fund's performance.
Q. OVER THE PAST SIX MONTHS, YOU CUT MEDIA AND LEISURE INVESTMENTS ALMOST IN HALF AND REALLOCATED SOME OF THOSE ASSETS INTO FINANCE, HEALTH AND RETAIL. WHY?
A. I sold some media and leisure stocks because they reached price objectives I had set or they just looked expensive compared with my earnings expectations. I remained overweighted in financial stocks because banks are increasingly focusing on the parts of their business where they can make money. Banks are also huge beneficiaries of technology. The price of processing transactions and overall costs are coming down every year. In health care, the pharmaceutical business is doing very well. Pharmaceutical companies can bring out new products all the time, which provides them with pricing flexibility. These stocks are still expensive, but I don't think stocks go down because they're expensive; they go down because of changing company fundamentals, such as slowing earnings growth. I believe drug companies are still very strong. I boosted the fund's investment in retail, although I don't have any real love for the sector. I just found some retailers with good stories. For example, I purchased a stake in Wal-Mart toward the end of the period because the company has done a good job recently of driving return on investments.
Q. WHAT WERE THE BIGGEST DISAPPOINTMENTS FOR THE FUND OVER THE SIX-MONTH
PERIOD?
A. I often buy stocks that I think are turnaround situations and a couple didn't work out. For example, Viacom's operations, especially Blockbuster, were very disappointing. The company hasn't hit earnings expectations in the past few years, and I expected management to get the message sooner and start addressing fundamental issues. That didn't happen in the past six months. Another factor that affected the fund's performance is that the market hasn't priced in risk very well. If a company misses a quarterly earnings figure or two, the stock will get annihilated very quickly and you can't get out in time. That happened in a couple instances, such as Scholastic Corp. The stock plunged after the company reported surprisingly heavy losses for the fiscal third quarter that ended in February. Also, a lot of big-caps did very well in the period, and I didn't own as many of them as I could have. I held back because I felt valuations were too high.
Q. WHAT'S YOUR OUTLOOK FOR THE FUND IN THE NEXT SIX MONTHS?
A. I think the fund is well-positioned going into the second half of the year for a couple of reasons. First, I was underweighted in energy stocks at the end of the period, compared with the index. I think energy is a commodity, and when demand rises there's plenty of supply to fill it. Second, I was overweighted in advertising stocks, which I think is one of the best, undiscovered businesses in America. It's a huge cash generator and the stocks trade at modest prices. Third, I had invested about 15% of the fund in Europe as of May 31. A lot of European companies are undergoing the type of corporate restructurings that American companies did over the past 10 years. Their products are good, but operating costs are too high. These companies have been operating in national markets protected by local governments. Now, worldwide competition is forcing them to become more efficient by selling assets and cutting staff. Due to this consolidation, I think certain European stocks are better values with much better growth prospects than many U.S. stocks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: capital appreciation
by investing mainly in
common stocks with the
potential for growth
FUND NUMBER: 073
TRADING SYMBOL: FDFFX
START DATE: March 25, 1983
SIZE: as of May 31, 1997,
more than $3.8 billion
MANAGER: J. Fergus Shiel,
since June 1996; manager,
Fidelity Trend Fund, 1995-
1996; Fidelity Dividend
Growth Fund 1994-1995;
Fidelity Select Broadcast &
Media Portfolio, 1993; Fidelity
Select Telecommunications
Portfolio, 1992-1994; Fidelity
Select Consumer Products
Portfolio, 1991-1992; joined
Fidelity in 1989
(checkmark)
FERGUS SHIEL ON COMPARING THE
RETURNS OF THE FUND WITH THE
S&P 500:
"The S&P 500 is a very tough
benchmark, but also a very
fair one for managers
running a fund of this size.
You can really buy the stocks
in the benchmark. But, do I
run the fund on a day-to-day
basis trying to mirror the
S&P? Absolutely not. I'm
out there trying to find the
best investments on a
stock-by-stock basis every
day. And because of that,
there will be periods, such as
the last six months, when the
fund underperforms the
S&P. Hopefully, there will also
be periods of
outperformance because of
that, too. But, I don't start
every morning by thinking that
the S&P weighting in a stock
is `x', and the fund has only
half of that. Instead, I try to
ask myself, `Is this stock a
good investment and can it
make money for shareholders
over the length of the holding
period?' "
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Wal-Mart Stores, Inc.           3.7            0.0

General Electric Co.            2.7            3.0

Merck & Co., Inc.               2.5            1.0

Philip Morris Companies, Inc.   2.1            0.0

Schering-Plough Corp.           2.1            0.9

Intel Corp.                     1.9            2.7

NationsBank Corp.               1.8            1.0

SunGard Data Systems, Inc.      1.8            1.8

Mirage Resorts, Inc.            1.7            1.9

Coca-Cola Co. (The)             1.4            1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           17.5           18.6

Finance              16.1           13.5

Health               14.5           10.4

Retail & Wholesale   9.4            6.5

Nondurables          8.2            5.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **

Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 44.2
Row: 1, Col: 4, Value: 48.0
Stocks 98.2%
Bonds 0.2%
Short-term
investments 1.6%
FOREIGN
INVESTMENTS 10.4%
Stocks  97.2%
Bonds 0.2%
Short-term
investments 2.6%
FOREIGN
INVESTMENTS 15.1%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 45.2
Row: 1, Col: 4, Value: 48.0
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES
AEROSPACE & DEFENSE - 2.8%
AlliedSignal, Inc.   277,400 $ 21,290
Boeing Co.   69,900  7,357
McDonnell Douglas Corp.   595,000  38,303
Rockwell International Corp.   88,700  5,721
Textron, Inc.   191,200  11,329
United Technologies Corp.   288,600  23,196
  107,196
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 4.0%
Air Products & Chemicals, Inc.   15,000  1,166
Cabot Corp.   159,400  4,085
Cytec Industries, Inc. (a)   661,500  25,881
du Pont (E.I.) de Nemours & Co.   190,000  20,686
Goodrich (B.F.) Co.   33,500  1,441
Hercules, Inc.   70,000  3,281
Lubrizol Corp.   150,000  5,344
Monsanto Co.   427,300  18,801
Morton International, Inc.   730,400  23,555
Raychem Corp.   117,500  8,710
Sealed Air Corp. (a)   405,300  18,593
W.R. Grace & Co.   405,500  21,187
  152,730
PAPER & FOREST PRODUCTS - 1.0%
Abitibi-Consolidated, Inc.   50,310  870
Alliance Forest Products, Inc. (a)   30,000  724
Clondalkin Group PLC unit   844,000  7,917
Domtar, Inc.   50,000  394
Pentair, Inc.   401,500  13,199
St. Laurent Paperboard, Inc. (a)(b)   156,000  2,513
Tembec, Inc. Class A (a)  80,000  665
Unisource Worldwide, Inc.   535,800  9,310
  35,592
TOTAL BASIC INDUSTRIES   188,322
COMMON STOCKS - CONTINUED
 SHARES
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Sherwin-Williams Co.   115,100 $ 3,453
CONSTRUCTION - 0.0%
Sundance Homes, Inc. (a)   82,500  175
REAL ESTATE - 0.0%
Unibail  5,000  487
TOTAL CONSTRUCTION & REAL ESTATE   4,115
DURABLES - 2.3%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Tower Automotive, Inc. (a)   206,100  8,167
CONSUMER DURABLES - 0.9%
Minnesota Mining & Manufacturing Co.   320,500  29,406
Waterford Wedgwood PLC Unit  4,300,000  5,573
  34,979
CONSUMER ELECTRONICS - 0.3%
Electrolux AB  50,000  2,983
Phillips Electronics NV (Bearer)  175,000  9,581
  12,564
TEXTILES & APPAREL - 0.9%
Liz Claiborne, Inc.   305,700  13,948
Phillips-Van Heusen Corp.   403,500  5,649
Reebok International Ltd.   317,800  13,030
  32,627
TOTAL DURABLES   88,337
ENERGY - 3.1%
ENERGY SERVICES - 0.3%
Halliburton Co.   50,000  3,869
Precision Drilling Class A (a)  100,000  4,451
Western Atlas, Inc. (a)   70,000  4,743
  13,063
COMMON STOCKS - CONTINUED
 SHARES
ENERGY - CONTINUED
OIL & GAS - 2.8%
British Petroleum PLC:
 ADR  71,089 $ 10,299
 Ord.   1,121,072  13,315
Exxon Corp.   500,000  29,625
Nationale Elf Aquitaine  170,000  17,016
Total SA Class B  362,000  33,157
USX-Marathon Group   35,800  1,065
  104,477
TOTAL ENERGY   117,540
FINANCE - 16.1%
BANKS - 10.2%
Allied Irish Banks PLC  886,888  6,780
Bank of Ireland, Inc.   2,410,323  26,215
Bank of New York Co., Inc.   1,100,900  46,926
Barnett Banks, Inc.   474,200  24,955
Citicorp  438,700  50,176
Comerica, Inc.   310,900  19,431
Credito Italiano Ord.   3,836,400  5,718
First Bank System, Inc.   331,800  27,208
Julius Baer Holding AG  4,500  6,188
Lloyds TSB Group PLC  2,472,045  24,930
Merita Ltd. Class A  3,000,000  10,257
NationsBank Corp.   1,188,500  69,973
Nordbanken AB  185,000  5,733
SunTrust Banks, Inc.   266,700  14,235
U.S. Bancorp  364,100  22,347
Wells Fargo & Co.   86,400  22,766
  383,838
CREDIT & OTHER FINANCE - 2.2%
Associates First Capital Corp.   290,600  13,731
Axime SA Ex Segin (a)  92,605  10,571
Axime SA Ex Segin (a)(b)   31,119  3,552
First Chicago NBD Corp.   389,000  23,048
Household International, Inc.   281,500  27,657
Woodchester Investments PLC Unit  1,006,591  4,458
  83,017
COMMON STOCKS - CONTINUED
 SHARES
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.1%
Federal National Mortgage Association  986,300 $ 43,027
INSURANCE - 2.6%
Allstate Corp.   393,100  28,942
American International Group, Inc.   91,100  12,333
CIGNA Corp.   96,300  16,732
Nationwide Financial Services, Inc. Class A  197,300  5,549
Provident Companies, Inc.   280,185  15,060
Skandia Foersaekrings AB  150,000  5,297
UNUM Corp.   200,700  15,880
  99,793
TOTAL FINANCE   609,675
HEALTH - 14.5%
DRUGS & PHARMACEUTICALS - 8.9%
American Home Products Corp.   543,600  41,450
Astra AB Class A Free shares  466,666  7,532
Biogen, Inc. (a)   23,600  783
Elan Corp. PLC ADR (a)  806,700  32,873
Merck & Co., Inc.   1,055,700  94,881
Pfizer, Inc.   381,800  39,278
Rhone Poulenc Rorer, Inc.   311,500  23,440
Rhone Poulenc SA Class A  320,000  10,381
Schering-Plough Corp.   871,100  79,052
Twinlab Corp.   500,000  7,188
  336,858
MEDICAL EQUIPMENT & SUPPLIES - 4.2%
AmeriSource Health Corp. Class A (a)  595,600  25,387
Becton, Dickinson & Co.   1,044,400  51,437
Johnson & Johnson  804,500  48,169
Medtronic, Inc.   178,000  13,172
St. Jude Medical, Inc. (a)   656,250  22,230
  160,395
COMMON STOCKS - CONTINUED
 SHARES
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 1.4%
HEALTHSOUTH Rehabilitation Corp. (a)   804,200 $ 18,396
Health Management Associates, Inc. Class A (a)  529,900  15,500
Tenet Healthcare Corp. (a)   631,400  17,364
  51,260
TOTAL HEALTH   548,513
HOLDING COMPANIES - 0.1%
Cookson Group PLC  843,900  3,253
Norfolk Southern Corp.   10,000  971
  4,224
INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%
ELECTRICAL EQUIPMENT - 5.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA  444,166  48,157
Emerson Electric Co.   457,100  24,683
General Electric Co.   1,700,600  102,674
Harris Corp.   73,900  6,549
Honeywell, Inc.   82,500  6,002
  188,065
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Rauma OY  130,000  3,030
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   100,000  3,275
Waste Management, Inc.   200,000  6,350
  9,625
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   200,720
MEDIA & LEISURE - 7.3%
BROADCASTING - 0.1%
TCI Group Class A (a)  200,000  3,025
ENTERTAINMENT - 1.5%
MGM Grand, Inc. (a)   793,900  30,069
Viacom, Inc. Class B (non-vtg.) (a)  863,900  25,647
  55,716
COMMON STOCKS - CONTINUED
 SHARES
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Callaway Golf Co.   161,900 $ 5,221
LODGING & GAMING - 3.2%
Circus Circus Enterprises, Inc. (a)   1,392,300  36,200
Jurys Hotel Group PLC   707,628  3,831
Ladbroke Group PLC Ord.   2,125,000  8,018
Mirage Resorts, Inc. (a)   2,751,200  65,685
Sun International Hotels Ltd. Ord. (a)   202,996  7,688
  121,422
PUBLISHING - 2.0%
EMAP PLC  850,000  10,960
Independent Newspapers PLC  3,734,999  19,913
Journal Register Co.   300,000  4,538
Schibsted AS, Series B  505,000  9,431
Scholastic Corp. (a)   383,500  11,409
Telegraaf  235,000  4,774
VNU Ord.   760,000  17,183
  78,208
RESTAURANTS - 0.4%
Apple South, Inc.   640,400  9,686
J.D. Wetherspoon PLC  201,732  4,335
  14,021
TOTAL MEDIA & LEISURE   277,613
NONDURABLES - 8.2%
AGRICULTURE - 0.0%
IAWS Group PLC  269,900  1,005
IAWS Group PLC Class A (Reg.)  17,600  62
  1,067
BEVERAGES - 2.6%
Anheuser-Busch Companies, Inc.   385,500  16,528
Coca-Cola Co. (The)  800,700  54,648
PepsiCo, Inc.   694,700  25,530
  96,706
COMMON STOCKS - CONTINUED
 SHARES
NONDURABLES - CONTINUED
FOODS - 0.8%
Campbell Soup Co.   221,720 $ 10,199
Greencore Group PLC   935,000  4,668
Hershey Foods Corp.   162,400  9,115
Wrigley (Wm.) Jr. Co.  110,000  6,518
  30,500
HOUSEHOLD PRODUCTS - 2.6%
Clorox Co.   339,400  42,849
IWP International  715,000  3,245
Procter & Gamble Co.   375,700  51,800
  97,894
TOBACCO - 2.2%
Philip Morris Companies, Inc.   1,802,700  79,319
Standard Commercial Corp.   303,000  5,113
  84,432
TOTAL NONDURABLES   310,599
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   128,900  5,043
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 1.0%
Ann Taylor Stores Corp. (a)   1,026,400  23,864
Gap, Inc.   300,000  10,275
Gymboree Corp. (a)   186,700  4,668
  38,807
DRUG STORES - 0.4%
Walgreen Co.   276,800  12,940
GENERAL MERCHANDISE STORES - 4.9%
Arnotts PLC  760,000  4,485
Dollar General Corp.   75,000  2,522
Federated Department Stores, Inc. (a)   1,056,100  39,076
Wal-Mart Stores, Inc.   4,728,400  140,670
  186,753
COMMON STOCKS - CONTINUED
 SHARES
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 2.4%
American Stores Co.   507,600 $ 23,096
Kroger Co. (The) (a)  614,000  15,734
Safeway, Inc. (a)   1,131,400  50,913
  89,743
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Home Depot, Inc. (The)  100,000  6,300
Viking Office Products, Inc. (a)   1,051,300  19,843
  26,143
TOTAL RETAIL & WHOLESALE   354,386
SERVICES - 3.8%
ADVERTISING - 2.3%
ADVO, Inc. (a)(d)   1,389,500  19,279
Interpublic Group of Companies, Inc.   262,500  15,717
More O'Ferrall PLC  1,220,900  12,367
Omnicom Group, Inc.   680,600  39,475
  86,838
PRINTING - 0.6%
Harland (John H.) Co.   859,300  19,656
Reynolds & Reynolds Co. Class A  50,000  1,169
  20,825
SERVICES - 0.9%
AccuStaff, Inc. (a)   598,000  14,352
CGI Group, Inc. Class A (sub. vtg.) (a)  30,000  520
Ecolab, Inc.   369,500  15,380
Groupe Photo Services GPS  35,000  5,240
  35,492
TOTAL SERVICES   143,155
TECHNOLOGY - 17.5%
COMMUNICATIONS EQUIPMENT - 2.2%
Aspect Telecommunications Corp. (a)  382,000  8,595
Ericsson (L.M.) Telephone Co. Class B ADR  1,288,500  45,903
Nokia Corp. AB sponsored ADR  454,000  29,964
  84,462
COMMON STOCKS - CONTINUED
 SHARES
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 6.9%
Affiliated Computer Services, Inc. Class A (a)(d)  1,690,000 $ 44,785
Award Software International, Inc.   57,100  771
CBT Group PLC sponsored ADR (a)   290,100  15,810
Cap Gemini Sogeti SA  73,763  3,903
Ceridian Corp. (a)   956,800  35,162
Electronics for Imaging, Inc. (a)   201,500  8,035
Equifax, Inc.   809,900  25,309
Microsoft Corp. (a)   281,800  34,943
PeopleSoft, Inc. (a)   395,900  20,488
SunGard Data Systems, Inc. (a)   1,584,600  67,346
Symantec Corp. (a)   264,500  5,042
  261,594
COMPUTERS & OFFICE EQUIPMENT - 1.1%
Compaq Computer Corp. (a)   300,000  32,475
Symbol Technologies, Inc.   261,650  8,209
  40,684
ELECTRONIC INSTRUMENTS - 0.6%
KLA Instruments Corp. (a)   209,100  9,945
Novellus Systems, Inc. (a)   168,400  13,788
  23,733
ELECTRONICS - 6.0%
Altera Corp.   30,000  1,590
Atmel Corp.   300,000  8,625
Electroglas, Inc. (a)   688,800  17,328
Integrated Device Technology, Inc. (a)   43,800  616
Intel Corp.   471,100  71,372
Linear Technology Corp.   371,000  18,596
Maxim Integrated Products, Inc. (a)   376,500  20,237
Micron Technology, Inc.   346,600  14,731
Schneider SA  90,000  4,329
Speedfam International, Inc. (a)   207,900  7,575
Texas Instruments, Inc.   455,000  40,893
VLSI Technology, Inc. (a)   589,100  14,322
Xilinx, Inc. (a)   150,000  8,044
  228,258
COMMON STOCKS - CONTINUED
 SHARES
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.7%
Imation Corp. (a)   414,590 $ 9,950
Polaroid Corp.   295,200  15,055
  25,005
TOTAL TECHNOLOGY   663,736
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
Comair Holdings, Inc.   104,400  2,714
Ryanair Holdings PLC sponsored ADR  253,800  6,282
  8,996
SHIPPING - 0.0%
Irish Continental Group PLC   70,000  773
TOTAL TRANSPORTATION   9,769
UTILITIES - 1.3%
CELLULAR - 0.5%
360 Degrees Communications Co. (a)   914,100  17,254
TELEPHONE SERVICES - 0.8%
Ameritech Corp.   110,500  7,238
Frontier Corp.   591,200  10,863
SBC Communications, Inc.   171,712  10,045
WorldCom, Inc.   50,000  1,481
  29,627
TOTAL UTILITIES   46,881
TOTAL COMMON STOCKS
(Cost $3,260,560)   3,679,824
CONVERTIBLE BONDS - 0.2%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (000S) (000S)
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
MIDCOM Communications, Inc. 8 1/4%,
8/15/03 (b) (Cost $7,319)  - $ 7,319 $ 6,038
CASH EQUIVALENTS - 2.6%
 SHARES
Taxable Central Cash Fund
(Cost $100,534) (c)    100,534,198  100,534
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,368,413)  $ 3,786,396
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,103,000 or 0.3% of net assets.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
4. Affiliated company (see Note 7 of Notes to Financial Statements).
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  84.9%
France  4.2
Ireland   3.8
United Kingdom  2.3
Sweden  1.8
Finland  1.1
Others (individually less than 1%)  1.9
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,369,362,000. Net unrealized appreciation aggregated $417,034,000, of which $505,533,000 related to appreciated investment securities and $88,499,000 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $14,860,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $3,368,413) -                               $ 3,786,396
See accompanying schedule

Receivable for investments sold                                                       209,571

Receivable for fund shares sold                                                       2,199

Dividends receivable                                                                  3,644

Interest receivable                                                                   1,050

Other receivables                                                                     297

 TOTAL ASSETS                                                                         4,003,157

LIABILITIES

Payable for investments purchased                                         $ 99,019

Payable for fund shares redeemed                                           32,404

Accrued management fee                                                     1,307

Other payables and accrued expenses                                        736

 TOTAL LIABILITIES                                                                    133,466

NET ASSETS                                                                           $ 3,869,691

Net Assets consist of:

Paid in capital                                                                      $ 3,179,500

Undistributed net investment income                                                   14,977

Accumulated undistributed net realized gain (loss) on                                 257,239
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                         417,975
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 208,317 shares outstanding                                           $ 3,869,691

NET ASSET VALUE, offering price and redemption price per                              $18.58
share ($3,869,691 (divided by) 208,317 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 23,259
Dividends

Interest                                                                       5,059

 TOTAL INCOME                                                                  28,318

EXPENSES

Management fee                                                   $ 11,839
Basic fee

 Performance adjustment                                           (3,679)

Transfer agent fees                                               3,892

Accounting fees and expenses                                      404

Non-interested trustees' compensation                             13

Custodian fees and expenses                                       153

Registration fees                                                 42

Audit                                                             46

Legal                                                             15

Interest                                                          2

Miscellaneous                                                     10

 Total expenses before reductions                                 12,737

 Expense reductions                                               (629)        12,108

NET INVESTMENT INCOME                                                          16,210

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of                277,958
 $834 on sales of investments in affiliated issuers)

 Foreign currency transactions                                    (2)          277,956

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                            (104,942)

 Assets and liabilities in foreign currencies                     (7)          (104,949)

NET GAIN (LOSS)                                                                173,007

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 189,217
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED MAY 31,    NOVEMBER 30,
                                                          1997             1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 16,210         $ 52,190
Net investment income

 Net realized gain (loss)                                  277,956          404,544

 Change in net unrealized appreciation (depreciation)      (104,949)        59,393

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           189,217          516,127
FROM OPERATIONS

Distributions to shareholders                              (53,940)         (68,464)
From net investment income

 From net realized gain                                    (425,250)        (312,726)

 TOTAL DISTRIBUTIONS                                       (479,190)        (381,190)

Share transactions                                         242,001          659,602
Net proceeds from sales of shares

 Reinvestment of distributions                             478,299          380,575

 Cost of shares redeemed                                   (765,986)        (939,573)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (45,686)         100,604
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (335,659)        235,541

NET ASSETS

 Beginning of period                                       4,205,350        3,969,809

 End of period (including undistributed net investment    $ 3,869,691      $ 4,205,350
income of $14,977 and $52,707, respectively)

OTHER INFORMATION
Shares

 Sold                                                      13,514           35,293

 Issued in reinvestment of distributions                   27,647           21,160

 Redeemed                                                  (42,696)         (50,139)

 Net increase (decrease)                                   (1,535)          6,314


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED NOVEMBER 30,
      ENDED MAY 31,
      1997

      (UNAUDITED)      1996                       1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 20.04   $ 19.50     $ 18.01   $ 19.26   $ 19.77   $ 17.21
beginning of period

Income from Investment
Operations

 Net investment income          .07 H     .26         .34       .19       .09       .14

 Net realized and               .78       2.14        3.09      .58       3.09      3.66
 unrealized gain (loss)

 Total from investment          .85       2.40        3.43      .77       3.18      3.80
 operations

Less Distributions              (.26)     (.34) E     (.20)     (.14)     (.16)     (.20)
From net investment
 income

 From net realized gain         (2.05)    (1.52) E    (1.74)    (1.88)    (3.53)    (1.04)

 Total distributions            (2.31)    (1.86)      (1.94)    (2.02)    (3.69)    (1.24)

Net asset value,               $ 18.58   $ 20.04     $ 19.50   $ 18.01   $ 19.26   $ 19.77
end of period

TOTAL RETURN B, C               5.09%     13.45%      21.43     4.24      19.47     23.39
                                                     %         %         %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,870   $ 4,205     $ 3,970   $ 3,163   $ 2,688   $ 2,166
(in millions)

Ratio of expenses to            .65% A    .74%        .99       1.07      1.05      1.02
average net assets                                   %         %         %         %

Ratio of expenses to            .62% A    .70%        .99       1.07      1.05      1.02
average net assets             , F       F           %         %         %         %
after expense
reductions

Ratio of net investment         .83% A    1.26%       1.92      1.13      .80       1.01
income to average                                    %         %         %         %
net assets

Portfolio turnover rate         172% A    230%        108       72        101       138
                                                     %         %         %         %

Average commission             $ .0374   $ .0307
rate G


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




13. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
14. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in
2. OPERATING POLICIES -
CONTINUED
TAXABLE CENTRAL CASH FUND -
CONTINUED
U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
15. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,196,792,000 and $3,794,017,000, respectively.
16. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .42% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .20% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,378,000 for the period.
17. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $15,063,000. The weighted average interest rate was 5.6%.
18. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $545,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $74,000, respectively, under these arrangements.
19. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
ADVO, Inc.  $ - $ - $ - $ 19,279
Affiliated Computer Services, Inc.
 Class A    -  6,893  -  44,785
TOTALS  $ - $ 6,893 $ - $ 64,064
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
J. Fergus Shiel, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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